Inventories	12 Months Ended
Dec. 31, 2020
Inventories [abstract]
Inventories

7.   Inventories

	December 31,	December 31,
	2020	2019
		(Restated) note 4 (t)ii)
Concentrate stockpiles	$1,682	$2,640
Leach pad and gold-in-circuit	7,851	-
Doré bars	1,796	-
Ore stockpiles	11,640	6,085
Materials and supplies	22,020	8,599
Total inventories	$44,989	$17,324
Less: non-current portion (note 12)	(9,715)	(2,355)
Current inventories	$35,274	$14,969

During the year ended December 31, 2020, the Company expensed $160,138 (December 31, 2019 – $169,711) of inventories to cost of sales.

As at December 31, 2020, there was $9,715 of non-current ore stockpile related to Lindero which is not expected to be realized within the next 12 months (December 31, 2019 - $2,355).